Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity
5.	Stockholders’ Equity:

Employee Stock Plans

Total stock-based compensation for the three months ended March 31, 2016 was approximately $0.45 million and is related to certain restricted stock units (“RSUs”) issued in 2014 and 2015 in connection with the Company’s Equity Incentive Plan. The expense is classified as research and development expense and general and administrative expense in the accompanying condensed statements of operations. There was approximately $1.1 million in unamortized stock-based compensation relating the RSUs at March 31, 2016, which is expected to be recognized over the next 29 months. The grant date fair value of RSUs was determined using the quoted market price of the Common Stock on the date of issuance and the number of shares expected to vest. As of March 31, 2016, there were 25,891,738 RSUs granted to various members of the Board of Directors, management and other employees.

8.	Stockholders’ Equity:

Employee Stock Plans

A 2009 Stock Incentive Plan was adopted by the Board of Directors and approved by the shareholders of CBI. There are no options outstanding under this plan.

On July 18, 2014, the EIP was adopted by the Company’s Board of Directors. On September 30, 2014, the EIP was approved by the majority of stockholders. The 2014 EIP authorizes the issuance of up to 32,583,475 shares of the Company’s common stock. In July 2014, 15,041,738 restricted stock units (“RSUs”) were granted to the Company’s Chief Executive Officer, Nicholas J. Virca, and shall vest upon the earlier to occur of (i) September 3, 2016 or (ii) the acceptance by the FDA of a New Drug Application (“NDA”) by the Company for any Company product candidate with a cancer indication utilizing the Company’s licensed SUBA-itraconazole technology, provided that Mr. Virca is actively employed by the Company on the earlier of such date. An additional 1.5 million RSUs were issued to various Board members and officers with the same vesting schedule. In August 2014, 7,000,000 RSUs were issued to the Company’s Chief Financial Officer, Garrison J. Hasara. Of those RSUs, 50% shall vest upon the earlier to occur of (i) September 3, 2016 or (ii) the acceptance by the FDA of a NDA by the Company for any Company product candidate with a cancer indication utilizing the Company’s licensed SUBA-itraconazole technology, provided that Mr. Hasara is actively employed by the Company on the earlier of such date. Mr. Hasara’s balance of RSUs will vest September 3, 2017.

In August 2015, the Company issued 2,350,000 RSUs to various members the Board of Directors and management of the Company. The 750,000 RSUs issued to management will vest over three years. The balance of 1,600,000 will vest the earlier of September 5, 2017 and FDA approval of an NDA for any product candidate with a cancer indication utilizing the Company’s licensed SUBA-itraconazole technology.

Going forward, incentive awards may be in the form of stock options, restricted stock, restricted stock units and performance and other awards. In the case of incentive stock options, the exercise price will not be less than 100% of the fair market value of shares covered at the time of the grant, or 110% for incentive stock options granted to persons who own more than 10% of the Company’s voting stock. Options granted will generally vest over a three-year period from the date of grant and will be exercisable for ten years, except that the term may not exceed five years for incentive stock options granted to persons who own more than 10% of the Company’s outstanding common stock.

Stock-based compensation expense is determined based on the fair value of the stock-based awards and recognized over the vesting period. The Company recognized $1,721,485 and $753,585 in stock-based compensation expense related to Restricted Stock Units for the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015 there was approximately $1.6 million in unamortized stock-based compensation cost related to non-vested stock awards.

Issuance of Preferred and Common Stock

Upon entering into the Amended and Restated Supply and License Agreement with Mayne Pharma, the Company issued 258,363 shares of Series A Preferred Stock to Mayne Pharma. The fair value of such issued shares of Series A Preferred Stock has been accounted for as in-process research and development totaling approximately $1.3 million and is included in research and development expense for the year ended December 31, 2014. All outstanding Preferred Stock converted to Common Stock on August 14, 2014. Each share of Preferred Stock converted into approximately 340 shares of Common Stock on August 14, 2014.

See Note 1 for discussion of Series A Preferred Stock issued for related party debt forgiveness.

See Note 1 for discussion of Common Stock issued.

Warrants

Pursuant to the Mayne Purchase Agreement (Note 1), a warrant to purchase 10,250,569 shares of the Company’s common stock at $0.0878 were granted to Mayne Pharma. The warrant will expire on June 24, 2019. The fair value of warrants has been accounted for as in-process research and development totaling approximately $0.6 million and is included in research and development expense for the year ended December 31, 2014.

Pursuant to the Debt Forgiveness Agreement (Note 1) with Hedgepath, LLC, a warrant to purchase 10,250,569 shares of the Company’s common stock at $0.0878 was granted to Hedgepath, LLC. The warrant will expire on June 24, 2019. The amount of debt forgiven of $450,000 was recorded as additional paid-in capital for the year ended December 31, 2014.

See Note 1 for discussion of warrants issued in conjunction with the Mayne Pharma Purchase Agreement.